PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2015 and December 31, 2014 is summarized as follows:

	March 31, 2015	December 31, 2014
Computer equipment	$57,584	$54,900
Furniture and fixtures	7,803	7,803
Subtotal	65,387	62,703
Less accumulated depreciation	(52,543)	(49,683)
Property and equipment, net	$12,844	$13,020

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $2,860 and $4,435 for the three months ended March 31, 2015 and 2014, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT
Property and equipment as of December 31, 2014 and 2013 is summarized as follows:

	2014	2013
Computer equipment	$54,900	$50,937
Furniture and fixtures	7,803	7,803
Subtotal	62,703	58,740
Less accumulated depreciation	(49,683)	(33,874)
Property and equipment, net	$13,020	$24,866

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $15,809 and $17,059 at December 31, 2014 and 2013, respectively.